Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Aug. 29, 2025
Supplement to Prospectus [Text Block]	August 29, 2025Victory Pioneer Fundamental Growth FundSupplement to the Summary Prospectus and Prospectus
each dated August 1, 2025, as in effect and as may be amended from time to timeA contingent deferred sales charge (CDSC) of 0.75% may be imposed if you sell your Class A shares with 18 months.The following replaces the corresponding information with respect to the 0.75% CDSC in each of the entitled sections:ShareholderFees
(paid directly from your investment)Class AClass CClass R6Class RClass YMaximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)5.75%NoneNoneNoneNoneMaximum Deferred Sales Charge (Load)(as a percentage of the lower of purchase or sale price)None1.00%NoneNoneNone[1]A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $500,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.[2]Applies to shares sold within 12 months of purchase.